Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net
Depreciation is recorded, once assets are placed in service, using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Asset type	Estimated useful life
Computers and computer equipment	3 years
Laboratory equipment	3 years
Manufacturing equipment	3 years
Website development costs	1-2 years
Property and equipment, net consists of the following:

	December 31, 2018	December 31, 2017
Manufacturing equipment	$421,999	$421,999
Computers and computer equipment	275,670	311,847
Website development costs	177,886	177,886
Laboratory equipment	—	13,368
Capital in progress	—	28,823
Total property and equipment	875,555	953,923
Accumulated depreciation	(801,095)	(622,883)
Property and equipment, net	$74,460	$331,040